Accumulated Other Comprehensive Income (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 274,973	[1]
Tax effect	(82,638)	[2]
Net of tax before allocation to noncontrolling interests	192,335
Net of tax attributable to noncontrolling interests	(124)	[2]
Net of tax attributable to MHFG shareholders	192,211
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	269,808	[1]
Tax effect	(82,828)	[2]
Net of tax before allocation to noncontrolling interests	186,980
Net of tax attributable to noncontrolling interests	(122)	[2]
Net of tax attributable to MHFG shareholders	186,858
Accumulated Net Unrealized Investment Gain (Loss) | Investment gains (losses) - net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	2,605	[1]
Net of tax before allocation to noncontrolling interests	2,605
Net of tax attributable to MHFG shareholders	2,605
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	2,560	[1]
Tax effect	190	[2]
Net of tax before allocation to noncontrolling interests	2,750
Net of tax attributable to noncontrolling interests	(2)	[2]
Net of tax attributable to MHFG shareholders	¥ 2,748

[1]	The amounts in the Before tax column are recorded in each account presented under the heading "Affected line items in the consolidated statements of income".
[2]	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income, respectively.